Other Liabilities - Schedule of Other Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Defined benefit pension plan liabilities (Note 24)	CAD 393	CAD 410
OPEB plan liabilities (Note 24)	381	411
Asset retirement obligations	71	58
Customer and other deposits	67	69
Debt Instrument [Line Items]
Mine reclamation and retiree health care liabilities	40	40
DSU, PSU and RSU liabilities (Note 21)	39	24
Fair value of derivative instruments (Note 28)	37	10
MGP site remediation (Notes 8 (ix) and 13)	34	77
Deferred compensation plan liabilities (Note 9)	28	27
Other	57	94
Other liabilities	1,210	1,279
Waneta Partnership | Waneta Partnership promissory note
Debt Instrument [Line Items]
Waneta Partnership promissory note (Notes 28, 29 and 30)	CAD 63	CAD 59